Equity-accounted investees	6 Months Ended
Jun. 30, 2020
Equity-accounted investees
Equity-accounted investees

15.          Equity-accounted investees

Our equity-acccounted investees as of December 31, 2019 and June 30, 2020 comprise interest in our associate LLC “Skillaz” (hereinafter – Skillaz), Russian HR technology company which automates routine recruiting processes by implementing complex built-to-suit integration projects, in which we acquired 25.01% of shares on May 6, 2019.

Call option in relation to Skillaz

We have concluded option contracts to purchase the additional 40.01% ownership interest in Skillaz, which are exercisable through the period from June 1, 2020 till June 30, 2021 (the call option). The fair value of the call option has been calculated using the Black Scholes Merton (“BSM”) pricing model as the date of acquisition and at the reporting dates (Level 3), taking into account the terms and conditions on which the call option was acquired, and based on the expected business enterprise value at the acquisition date and at the reporting dates.

The fair value of the call option is RUB 22,699 thousand as of June 30, 2020 (RUB 25,341 thousand as of December 31, 2019) and presented within line “Other financial assets” in the condensed consolidated interim statement of financial position. Corresponding loss amounted to RUB 2,642 thousand for the three and six months ended June 30, 2020 (for the three and six months ended June 30, 2019 – nil) is included in the “Finance costs”line in the condensed consolidated statement of income and comprehensive income.

Key assumptions used used in the BSM pricing model were as follows:

•	as of June 30, 2020: expected volatility – 40%, risk-free interest rate – 7%
•	as of December 31, 2019: expected volatility – 50%, risk-free interest rate – 4.32%

As of June 30, 2020 the exercise of the call option was not beneficial for the Group, therefore, the Group has accounted for the investee under the equity method.

Loan issued to Skillaz

On June 9, 2020 Headhunter LLC (Russia), the subsidiary of the Group, entered into the loan agreement with Skillaz. According to the agreement, Skillaz borrows RUB 50 million from its shareholders for operating purposes, including RUB 19 million from the Group, during year 2020. The Group has provided RUB 11.5 million to Skillaz under this agreement in June 2020 (see also Note 26). The loan matures in June 2022. The loan is secured with participation interest in LLC “Skillaz”.

	June 30,	December 31,
	2020	2019
Long-term loans and borrowings:
Loan issued	6,732	—
Total	6,732	—
Current loans and borrowings:
Loan issued – current portion	4,809	—
Loan issued – interest	66	—
Total	4,875	—